UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Net income (loss)	$ 17,359	$ 19,475	$ 43,836	$ 44,631
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,096	5,210	15,318	15,727
Equity in (earnings) losses of joint ventures	(6,056)	(5,774)	(20,397)	(2,202)
Changes in accrued interest income on advances to joint ventures	(124)	(82)	(257)	(239)
Amortization of deferred debt issuance cost	572	567	5,214	1,737
Amortization in revenue for above market contract	694	694	2,060	2,358
Expenditure for drydocking			(1,590)
Changes in accrued interest expense	(120)	(147)	284	(289)
Receipts from repayment of principal on financing lease	1,256	1,150	3,686	3,376
Unrealized foreign exchange losses (gains)	25	90	18	22
Unrealized loss (gain) on derivative instruments	67	24	169	136
Non-cash revenue: tax paid directly by charterer	(225)	(215)	(657)	(638)
Non-cash income tax expense: tax paid directly by charterer	225	215	657	638
Deferred tax expense and provision for tax uncertainty	(849)	809	10,491	1,643
Issuance of units for Board of Directors' fees	84	128	211	128
Other adjustments	(4)	(85)	15	135
Changes in working capital:
Trade receivables	2	(261)	(4,015)	(3,944)
Inventory	5		(20)	463
Prepaid expenses and other receivables	3,131	174	869	(565)
Trade payables	(190)	(136)	759	(277)
Amounts due to owners and affiliates	(579)	843	443	552
Value added and withholding tax liability	(96)	(250)	(1,127)	(1,109)
Accrued liabilities and other payables	1,585	379	3,109	(2,139)
Net cash provided by (used in) operating activities	21,858	22,808	59,076	60,144
INVESTING ACTIVITIES
Expenditure for vessel and other equipment				(8)
Net cash provided by (used in) investing activities				(8)
FINANCING ACTIVITIES
Proceeds from long-term debt	14,750		14,750
Proceeds from revolving credit facility due to owners and affiliates		6,600	6,000	11,100
Repayment of long-term debt	(11,165)	(11,165)	(33,495)	(33,495)
Payment of debt issuance costs	(3,677)		(3,677)
Net proceeds from issuance of common units			818
Net proceeds from issuance of Series A preferred units		268	8,318	2,393
Cash distributions to limited partners and preferred unitholders	(4,211)	(18,713)	(42,123)	(56,141)
Net cash provided by (used in) financing activities	(4,303)	(23,010)	(49,409)	(76,143)
Increase (decrease) in cash, cash equivalents and restricted cash	17,555	(202)	9,667	(16,007)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2	(29)	1	(30)
Cash, cash equivalents and restricted cash, beginning of period	43,174	44,013	51,063	59,819
Cash, cash equivalents and restricted cash, end of period	$ 60,731	$ 43,782	$ 60,731	$ 43,782